PGIM Quant Solutions Small-Cap Value Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	96 Months Ended		120 Months Ended
		Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.33%	[2]	14.82%
Russell 2000 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.81%	6.09%	7.63%	[2]	9.62%
Russell 2000 Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.59%	8.88%	6.92%	[2]	9.27%
A
Prospectus [Line Items]
Average Annual Return, Percent			7.12%	10.32%			7.91%
C
Prospectus [Line Items]
Average Annual Return, Percent			10.29%	10.01%			7.28%
R
Prospectus [Line Items]
Average Annual Return, Percent			13.07%	11.37%			8.31%
Z
Prospectus [Line Items]
Average Annual Return, Percent			13.72%	11.92%			8.88%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.39%	9.63%			6.77%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.38%	8.87%			6.48%
R2
Prospectus [Line Items]
Average Annual Return, Percent			13.28%	11.53%	5.86%
Performance Inception Date		Dec. 28, 2017
R4
Prospectus [Line Items]
Average Annual Return, Percent			13.58%	11.80%	6.13%
Performance Inception Date		Dec. 28, 2017
R6
Prospectus [Line Items]
Average Annual Return, Percent			13.81%	12.04%			8.97%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R2 and Class R4 shares.